Document and Entity Information	Jan. 17, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	CITIZENS FINANCIAL GROUP INC/RI
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed solely for the purpose of updating page 25 “Medium-term financial targets” of the investor presentation included as Exhibit 99.2 of the Current Report on Form 8-K filed earlier today (January 17, 2020) to clarify that our economic assumptions include a bias towards modest “upward” Fed moves in 2021/22.
Entity Central Index Key	0000759944
Document Type	8-K/A
Document Period End Date	Jan. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36636
Entity Tax Identification Number	05-0412693
Entity Address, Address Line One	One Citizens Plaza
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	456-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	CFG
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 6.350% Fixed-to-Floating Rate Non- Cumulative Perpetual Preferred Stock, Series D
Trading Symbol	CFG PrD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 5.000% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	CFG PrE
Security Exchange Name	NYSE